Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total notes payable	$ 8,551,564	$ 8,953,445	$ 3,559,319
Less: current portion	8,405,000	8,823,151	3,429,025
Long Term Notes Payable	147,000	130,294	130,294
Supplier Note Payable [Member]
Total notes payable	8,240,465
All Other [Member]
Total notes payable	$ 311,096	612,980	350,785
Supplier Secured Note Payable [Member]
Total notes payable		$ 8,340,465	$ 3,208,534